Summary of Significant Accounting Policies - Schedule of Concentration Risks (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	17.00%
Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%
Accounts Receivable | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%
Revenue Benchmark | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	11.00%	13.00%